Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

11. Property, Plant and Equipment

	Laboratory equipment	Leasehold improvements	Office equipment, furniture and others	Assets under construction	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2021
Cost	35,878	4,703	993	23,578	65,152
Accumulated depreciation	(3,602)	(1,621)	(592)	-	(5,815)
Net book value	32,276	3,082	401	23,578	59,337

Six months ended June 30, 2022
Opening net book value	32,276	3,082	401	23,578	59,337
Exchange difference	-	-	10	-	10
Additions	252	-	724	8,695	9,671
Transfers	-	-	-	-	-
Depreciation	(1,631)	(450)	(228)	-	(2,309)
Disposal	(4)	-	(5)	-	(9)
Closing net book value	30,893	2,632	902	32,273	66,700

As of June 30, 2022
Cost	36,126	4,703	1,722	32,273	74,824
Accumulated depreciation	(5,233)	(2,071)	(820)	-	(8,124)
Net book value	30,893	2,632	902	32,273	66,700